Fair Value Measurements - Summary of Assets And Liabilities Measured At Fair Value On Recurring Basis (Detail) - Fair Value, Recurring - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Assets:
Money market funds	$ 49,702	$ 15,216
Total assets	49,702	15,216
Liabilities:
Preferred stock warrant liability	678	433
Earn Out Liability	12,130
Total liabilities	12,808	433
Fair Value Inputs Level 1
Assets:
Money market funds	49,702	15,216
Total assets	49,702	15,216
Liabilities:
Preferred stock warrant liability	0	0
Earn Out Liability	0
Total liabilities	0	0
Fair Value Inputs Level 3
Assets:
Money market funds	0	0
Total assets	0	0
Liabilities:
Preferred stock warrant liability	678	433
Earn Out Liability	12,130
Total liabilities	$ 12,808	$ 433